Statements of operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Collaboration revenue	$ 28,779,078	$ 98,960,851
Grant revenue	5,166,985	6,451,296
Total revenues and non-cash cancellation revenue	33,946,063	105,412,147
Operating expenses:
Research and development	46,138,868	58,677,081
General and administrative	14,615,376	16,153,069
Total operating expenses	60,754,244	74,830,150
Loss from operations	(26,808,181)	30,581,997
Interest expense, net	(1,209,577)	(2,444,417)
Other income, net	1,782,656	461,358
Income (loss) from operations before tax benefit	(26,235,102)	28,598,938
Tax benefit		2,305,576
Net loss	(26,235,102)	30,904,514
Gain on exchange of convertible preferred stock in connection with recapitalization	159,954,069
Less beneficial conversion charge	(377,787)
Net (loss) income attributable to common stockholders	$ 133,341,180	$ 30,904,514
Net income attributable to common stockholders per share:
Basic (in dollars per share)	$ 219.76	$ 23.95
Diluted (in dollars per share)	$ 42.50	$ 4.55
Weighted-average shares outstanding:
Basic (in shares)	3,328	1,089
Diluted (in shares)	17,205	5,729
Pro forma net income per share applicable to common stockholders-(unaudited) (in dollars per share)	$ 9.40
Pro forma weighted-average number of shares outstanding (unaudited)	14,188,161